Interest expense and Finance costs (Tables)	6 Months Ended
Jun. 30, 2026
Interest expense and Finance costs [Abstract]
Schedule Of Interest And Finance Costs
For the six months ended June 30,
2026 2025
Interest expense, debt $ 15,569 $ 17,745
Finance liabilities interest expense 2,730 2,969
Amortization of debt and finance liabilities issuance costs 1,040 1,073
Loan and other expenses 88 103
Interest expense and finance costs $ 19,427 $ 21,890